RJD Green Inc. - (A Development Stage Company) - Statement of Cash Flows (USD $)	12 Months Ended		48 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013
Cash flows from operating activities
Net loss	$ (24,548)	$ (9,179)	$ (63,774)
Shareholders' contribution for organizational expenses	16,844	0	16,844
Net cash used in operating activities	(7,704)	(9,179)	(46,930)
Cash flows from financing activities
Issuance of Common Stock	0	0	21,000
Borrowing from a related party	5,000	10,467	25,980
Net cash provided by financing activities	5,000	10,467	46,980
Net increase (decrease) in cash	(2,704)	1,288	50
Cash at the Beginning of the Period	2,754	1,466	0
Cash at the End of the Period	50	2,754	50
Non-Cash Transactions:
Conversion of debt to common shares	$ 25,980	$ 0	$ 25,980